Subsequent Events (Details Narrative) (USD $)	0 Months Ended		1 Months Ended		9 Months Ended		46 Months Ended	3 Months Ended	0 Months Ended
	Sep. 19, 2013	May 30, 2012	Dec. 31, 2012	Oct. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Mar. 31, 2013 Subsequent Event [Member]	Apr. 05, 2013 Royalty Arrangement CleanFutures	Apr. 05, 2013 Royalty Arrangement CleanFutures Subsequent Event [Member]	Oct. 15, 2013 Rod McKinley, Resigned Chief Financial Officer Subsequent Event [Member]
Base salary											$ 170,000
Options granted											1,000,000
Options granted, exercise price											$ 0.26
Options vesting											initial vesting of 100,000 shares, 43,750 shares for each of quarters 1 12, and 93,750 shares for each of quarters 13 16. All of the options expire on August 14, 2023.
Promissory note for restricted Company shares issued to Clean Futures for a noncompete agreement									1,850,000	1,850,000
Proceeds from shares issuable in exchange for assets acquired		$ 903,000	$ 99,800	$ 465,000	$ 500,000		$ 500,000	$ 500,000
Common stock issued								1,000,000
Warrants issued								1,000,000
Exercise price of warrants		0.01	0.75		0.01		0.01	0.75
Shares issued in severance to resigned CFO	353,241										353,241